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                                     [logo]

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                                  COLONIAL U.S.
                                 FUND FOR GROWTH

                            -------------------------

                                SEMIANNUAL REPORT
                                DECEMBER 31, 1996

                            -------------------------


                               [graphic omitted]



                      NOT FDIC-        MAY LOSE VALUE
                      INSURED          NO BANK GUARANTEE

                    COLONIAL U.S. FUND FOR GROWTH HIGHLIGHTS

                        JULY 1, 1996 - DECEMBER 31, 1996

INVESTMENT OBJECTIVE: Colonial U.S. Fund for Growth seeks growth exceeding the Standard & Poor's 500 Index of 500 common stocks.

THE FUND IS DESIGNED TO OFFER:

  [x] Maximum long-term growth potential

  [x] Disciplined value  investment strategy

  [x] Expert portfolio management

Effective November 18, 1996, Mark Stoeckle and Peter Wiley were named portfolio co-managers of Colonial U.S. Fund for Growth.

PORTFOLIO MANAGEMENT TEAM COMMENTARY: "As the Fund's new managers, we are excited about the opportunity to enhance the Fund's performance by applying a disciplined, value-oriented strategy to its pursuit of long-term growth."
                                                  -- Mark Stoeckle & Peter Wiley

                    COLONIAL U.S. FUND FOR GROWTH PERFORMANCE

                                          CLASS A       CLASS B        CLASS D

Inception dates                           7/1/92        7/1/92         7/1/94

Distributions declared per share          $1.30          $1.25          $1.25

6-month total returns, assuming            9.49%          9.08%          9.12%
reinvestment of all distributions and
no sales charge or contingent
deferred sales charge (CDSC)

Net asset value per share on 12/31/96    $14.57         $14.44         $14.50


TOP FIVE HOLDINGS*                           TOP FIVE SECTORS*
(as of 12/31/96)                             (as of 12/31/96)


1. Merck & Company .............. 3.4%       1. Technologies ........... 18.8%
2. Exxon Corporation ............ 3.3%       2. Financials ............. 13.8%
3. Intel Corporation ............ 3.1%       3. Consumer Cyclicals ..... 12.2%
4. Bristol-Myers Squibb ......... 2.1%       4. Utilities .............. 10.8%
5. Procter & Gamble ............. 2.0%       5. Health Care ............ 10.8%


*Holdings and sector breakdowns are calculated as a percent of total net assets. Because the Fund is actively managed, holdings and sector weightings will change. Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) published by the U.S. Office of Management and Budget. The sector classifications on this page are based upon Colonial's defined criteria as used in the investment process.

                               PRESIDENT'S MESSAGE

                              TO FUND SHAREHOLDERS

                                                     [Photo of Harold W. Cogger]

I am pleased to present your Fund's semiannual report for the six months ended December 31, 1996. This report reflects on the investment environment of the past six months and on the performance of your Fund.

Long-term interest rates were rising during most of the period, having a negative effect on fixed income investments. However, with recent statistics suggesting an easing pace of economic activity and a continued benign inflation outlook, we are hopeful that bond market volatility will be somewhat reduced in the months ahead.

There was some good news for the tax-exempt sector. Low supply and strong retail market support enabled municipal bonds to outperform Treasury bonds for much of the period. The post-election conditions should promote a period of stability for the tax-exempt market as the flat tax initiative is now a receding memory.

In the domestic stock market, generally favorable conditions prevailed in 1996, until July, when a price-based correction took place. Since then, the market has rebounded nicely with the Dow Jones Industrial Average setting several new records. Internationally, the Tiger countries of the Pacific Rim continue to offer a good combination of growth and value. In the European markets, short-term interest rates continue to be much lower than long-term rates. We expect these conditions to prevail until we see an increase in economic activity.

Our economic expectations include growth continuing at a slower, but more sustainable rate, and our outlook for 1997 is relatively bright.

The following report will provide you with specific information on your Fund's performance as well as an in-depth discussion with your portfolio manager. As always, we thank you for the opportunity to help you meet your investment goals through the Colonial family of funds.


    Respectfully,

/s/ Harold W. Cogger
    Harold W. Cogger
    President
    February 10, 1997

Because market conditions change frequently, there can be no assurance that the trends described here will continue, come to pass or affect Fund performance.

                           PORTFOLIO MANAGEMENT REPORT

MARK STOECKLE and PETER WILEY are vice presidents of Colonial Management Associates, Inc. The Fund was previously sub-advised by State Street Global Advisors, a division of State Street Bank and Trust Company.

Q. AS NEW MANAGERS FOR THE FUND, WHAT WILL YOUR INVESTMENT STRATEGY BE?

A. The Fund will be managed as a large capitalization, value-oriented portfolio. Our stock selection process will be based on Colonial's "New Value" investment philosophy. We employ a systematic approach to screening a broad universe of potential investments. After the initial screening, we concentrate on the remaining small number of investments to identify the best candidates for purchase. New Value takes the best from the traditional value investment themes of low price-to-earnings, low price-to-book and yield, and expands upon them. Going beyond the absolute measurements practiced by traditional value managers, New Value incorporates a relative valuation concept. Valuation in context expands the potential investment candidates list allowing for opportunities across all sectors. By paying careful attention to risk-and-value relationships within sectors, we will invest in those companies representing what we consider the best values. This will allow us to overweight sectors where we believe we can find uncommon values.

Q.  HOW HAVE YOU BEGUN TO IMPLEMENT YOUR STRATEGY?

A. Our primary objective over the short term has been to increase the Fund's average market capitalization. Because this is a large capitalization fund, we are committed to investing its assets in stocks that are true to this objective. As a result, we spent the last part of 1996 selling stocks that were more accurately defined as middle capitalization and eliminated a number of small positions that did not provide a lot of promise. By year end, we had reduced the number of stocks in the Fund from 170 to 128, reinvesting those assets in larger capitalization stocks.

Q.  HOW DID THE FUND PERFORM DURING THE PAST SIX MONTHS?

A. The total return for Class A shares, based on net asset value, was 9.49%. This performance may be attributable to a portion of the Fund's assets being invested in some underperforming stocks with smaller capitalizations.

Q.  HOW WILL YOUR STRATEGIC CHANGES BENEFIT THE FUND?

A. First of all, our commitment to large capitalization stocks will reposition the Fund to be better aligned with its objectives. Second, our disciplined investment process should allow us to better identify stocks that represent a blend of traditional value and growth potential at a reasonable price, allowing the Fund to capture value across all sectors.

Q. WHAT IS YOUR OUTLOOK FOR 1997?

A. We anticipate that the pace of economic growth will be moderate, making stock selection more critical than it may have been during 1996. A fast-growing economy tends to carry many companies along with it, regardless of their financial and operating fundamentals. Therefore, the market should be more willing to reward companies with strong fundamental characteristics whose growth continues to outpace that of the economy.

Effective March 3, 1997, the Fund's name will be changed to COLONIAL U.S. STOCK FUND and the Fund's primary objective will be changed from "seeks growth exceeding the S&P 500 Index performance" to "seeks long-term growth by investing primarily in large capitalization equities." These changes more accurately reflect Colonial's value-oriented management style and give the Fund's managers additional flexibility to pursue total return by slightly overweighting portfolio holdings in those sectors offering attractive relative value.

   COLONIAL U.S. FUND FOR GROWTH INVESTMENT PERFORMANCE VS. THE S&P 500 INDEX
                Change in Value of $10,000 from 7/1/92 - 12/31/96

                                 CLASS A SHARES
                              Based on NAV and MOP

  Date              Class A NAV         Class A MOP              S&P 500
  ----              -----------         -----------              -------
 Jul 1, 92                10000                9425                10000
Jul 31, 92                10420             9820.85                10408
Aug 31, 92                10140             9556.95                10196
Sep 30, 92                10210            9622.925                10315
Oct 31, 92                10290            9698.325                10351
Nov 30, 92                10660            10047.05                10702
Dec 31, 92              10957.3            10327.25                10834
Jan 31, 93             11087.62            10450.09                10924
Feb 28, 93              11077.6            10440.64                11073
Mar 31, 93              11598.9            10931.96                11306
Apr 30, 93              11358.3             10705.2                11033
May 31, 93             11749.27            11073.69                11328
Jun 30, 93             11889.76             11206.1                11361
Jul 31, 93             11789.17            11111.29                11315
Aug 31, 93             12231.77            11528.44                11743
Sep 30, 93             12412.83            11699.09                11653
Oct 31, 93              12493.3            11774.94                11894
Nov 30, 93             12282.06            11575.84                11781
Dec 31, 93             12511.96            11792.52                11923
Jan 31, 94             12770.05            12035.77                12328
Feb 28, 94             12470.67             11753.6                11994
Mar 31, 94             12016.44            11325.49                11472
Apr 30, 94             12037.08            11344.95                11619
May 31, 94             12181.61            11481.17                11809
Jun 30, 94             11895.62            11211.62                11520
Jul 31, 94             12144.74            11446.42                11898
Aug 31, 94             12684.51            11955.15                12384
Sep 30, 94             12528.81             11808.4                12082
Oct 31, 94             12694.89            11964.93                12353
Nov 30, 94             12279.68             11573.6                11904
Dec 31, 94             12469.49            11752.49                12080
Jan 31, 95             12780.95            12046.04                12393
Feb 28, 95             13381.62            12612.17                12875
Mar 31, 95              13704.2            12916.21                13255
Apr 30, 95             14004.53            13199.27                13645
May 31, 95             14582.96            13744.44                14189
Jun 30, 95             14850.91            13996.99                14518
Jul 31, 95              15332.5            14450.89                14999
Aug 31, 95             15242.91            14366.44                15037
Sep 30, 95              15769.3            14862.56                15671
Oct 31, 95              15668.5            14767.56                15615
Nov 30, 95             16239.69            15305.91                16300
Dec 31, 95             16146.94            15218.49                16614
Jan 31, 96             16584.33            15630.73                17179
Feb 28, 96             16851.62            15882.65                17338
Mar 31, 96             16863.77            15894.11                17505
Apr 30, 96             17483.41            16478.11                17763
May 31, 96              17920.8            16890.35                18220
Jun 30, 96             17650.76            16635.84                18290
Jul 31, 96              16699.3            15739.09                17482
Aug 31, 96             17223.82            16233.45                17852
Sep 30, 96             17980.11            16946.25                18855
Oct 31, 96             18443.64            17383.13                19375
Nov 30, 96             19797.63            18659.27                20839
Dec 31, 96             19326.51            18215.23                20426
--------------------------------------------------------------------------------


                                 CLASS B SHARES
                          Based on NAV and Maximum CDSC

  Date              Class B NAV         Class B MOP              S&P 500
  ----              -----------         -----------              -------
 Jul 1, 92               10000                10000               10000
Jul 31, 92               10420                10420               10408
Aug 31, 92               10140                10140               10196
Sep 30, 92               10210                10210               10315
Oct 31, 92               10280                10280               10351
Nov 30, 92               10630                10630               10702
Dec 31, 92            10907.58             10907.58               10834
Jan 31, 93            11027.67             11027.67               10924
Feb 28, 93            11007.65             11007.65               11073
Mar 31, 93               11508                11508               11306
Apr 30, 93            11267.83             11267.83               11033
May 31, 93             11648.1              11648.1               11328
Jun 30, 93            11783.91             11783.91               11361
Jul 31, 93            11673.78             11673.78               11315
Aug 31, 93            12104.29             12104.29               11743
Sep 30, 93             12284.5              12284.5               11653
Oct 31, 93            12344.57             12344.57               11894
Nov 30, 93            12124.31             12124.31               11781
Dec 31, 93            12342.46             12342.46               11923
Jan 31, 94            12598.53             12598.53               12328
Feb 28, 94            12291.25             12291.25               11994
Mar 31, 94            11840.57             11840.57               11472
Apr 30, 94            11861.06             11861.06               11619
May 31, 94            11983.97             11983.97               11809
Jun 30, 94             11700.2              11700.2               11520
Jul 31, 94            11936.26             11936.26               11898
Aug 31, 94            12449.42             12449.42               12384
Sep 30, 94            12295.47             12295.47               12082
Oct 31, 94            12459.69             12459.69               12353
Nov 30, 94            12038.89             12038.89               11904
Dec 31, 94            12213.11             12213.11               12080
Jan 31, 95            12509.12             12509.12               12393
Feb 28, 95            13090.18             13090.18               12875
Mar 31, 95            13397.15             13397.15               13255
Apr 30, 95             13682.2              13682.2               13645
May 31, 95            14241.32             14241.32               14189
Jun 30, 95               14501                14501               14518
Jul 31, 95             14952.1              14952.1               14999
Aug 31, 95            14853.08             14853.08               15037
Sep 30, 95            15370.18             15370.18               15671
Oct 31, 95            15260.16             15260.16               15615
Nov 30, 95            15799.27             15799.27               16300
Dec 31, 95            15697.21             15697.21               16614
Jan 31, 96            16113.74             16113.74               17179
Feb 28, 96            16363.65             16363.65               17338
Mar 31, 96            16375.55             16375.55               17505
Apr 30, 96             16958.7              16958.7               17763
May 31, 96            17375.22             17375.22               18220
Jun 30, 96            17097.49             17097.49               18290
Jul 31, 96            16168.79             16168.79               17482
Aug 31, 96            16668.86             16668.86               17852
Sep 30, 96            17383.24             17383.24               18855
Oct 31, 96            17823.77             17823.77               19375
Nov 30, 96            19121.56             19121.56               20839
Dec 31, 96            18649.75             18449.75               20426
--------------------------------------------------------------------------------

A $10,000 investment in Class D shares made on July 1, 1994 (inception), at net asset value (NAV) would have grown to $15,945 on December 31, 1996. The same investment after deducting the applicable initial sales charge would have been valued at $15,786 on December 31, 1996. The Standard & Poor's 500 Index is an unmanaged index that tracks the performance of a selection of widely held common stocks. Unlike mutual funds, indexes are not investments, do not incur fees or charges and are not professionally managed.

                          AVERAGE ANNUAL TOTAL RETURNS
                As of December 31, 1996 (Most Recent Quarter End)
--------------------------------------------------------------------------------
                    CLASS A SHARES      CLASS B SHARES      CLASS D SHARES
INCEPTION               7/1/92              7/1/92              7/1/94
                     NAV       MOP       NAV    W/CDSC       NAV   MOP W/CDSC
--------------------------------------------------------------------------------
1 YEAR             19.69%   12.81%      18.81%   13.81%    18.76%      16.57%
--------------------------------------------------------------------------------
SINCE INCEPTION    15.74%   14.23%      14.83%   14.56%    20.46%      19.98%
--------------------------------------------------------------------------------

Past performance cannot predict future results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. NAV returns do not include sales charges or CDSC. MOP returns include the maximum sales charges of 5.75% for Class A shares and 1% for Class D shares. The CDSC returns reflect the maximum charges of 5% for one year and 2% since inception for Class B shares and 1% for one year for Class D shares.

                              INVESTMENT PORTFOLIO

                   DECEMBER 31, 1996 (UNAUDITED, IN THOUSANDS)

COMMON STOCKS - 94.2%                                     SHARES        VALUE
------------------------------------------------------------------------------
AGRICULTURE, FORESTRY & FISHING - 0.1%
  AGRICULTURE - CROPS
  RJR Nabisco Holdings Corp.                                  15      $    503
                                                                      --------

 ..............................................................................
FINANCE, INSURANCE & REAL ESTATE - 14.1%
  DEPOSITORY INSTITUTIONS - 6.6%
  BankAmerica Corp.                                          103        10,264
  Charter One Financial, Inc.                                 63         2,631
  Chase Manhattan Corp.                                       94         8,407
  Comerica, Inc.                                              86         4,504
  First Union Corp.                                           99         7,304
  Nations Bank Corp.                                          13         1,261
                                                                      --------
                                                                        34,371
                                                                      --------

  INSURANCE AGENTS & BROKERS - 0.6%
  Marsh & McLennan Cos., Inc.                                 31         3,203
                                                                      --------

  INSURANCE CARRIERS - 3.1%
  AMBAC, Inc.                                                 14           923
  Cigna Corp.                                                 40         5,424
  Mercury General Corp.                                       39         2,021
  Old Republic International Corp.                           141         3,780
  Travelers Group, Inc.                                       91         4,147
                                                                      --------
                                                                        16,295
                                                                      --------

  NONDEPOSITORY CREDIT INSTITUTIONS - 3.3%
  American Express Co.                                       108         6,119
  ITT Hartford Group, Inc.                                    73         4,955
  Student Loan Marketing Association                          68         6,295
                                                                      --------
                                                                        17,369
                                                                      --------

  SECURITY BROKERS & DEALERS - 0.5%
  Bear Stearns Cos., Inc.                                     17           472
  Donaldson, Lufkin & Jenrette, Inc.                          51         1,832
                                                                      --------
                                                                         2,304
                                                                      --------

 ..............................................................................
MANUFACTURING - 51.2%
  APPAREL - 0.6%
  VF Corp.                                                    48         3,233
                                                                      --------

  CHEMICALS & ALLIED PRODUCTS - 15.9%
  Abbott Laboratories                                         79         4,004
  Alberto Culver Co. Class B                                  56         2,693
  American Home Products Corp.                                93         5,429
  Amgen, Inc.  (a)                                            50         2,708
  Bristol-Myers Squibb Co.                                    98        10,690
  Clorox Co.                                                  39         3,885
  Dow Chemical Co.                                            69         5,431
  Goodrich (B.F.) Co.                                         36         1,462
  International Specialty Products, Inc.  (a)                 33           408
  Johnson & Johnson                                           55         2,716
  Jones Medical Industries, Inc.                              69         2,509
  Merck & Co., Inc.                                          225        17,800
  PPG Industries, Inc.                                       111         6,202
  Procter & Gamble Co.                                        99        10,599
  Schering-Plough Corp.                                      100         6,455
                                                                      --------
                                                                        82,991
                                                                      --------

  ELECTRONIC & ELECTRICAL EQUIPMENT - 6.2%
  General Electric Co.                                       101        10,026
  Intel Corp.                                                123        16,158
  Maytag Corp.                                                71         1,404
  Pairgain Technologies, Inc.  (a)                            45         1,370
  SCI Systems, Inc.  (a)                                      79         3,512
                                                                      --------
                                                                        32,470
                                                                      --------

  FABRICATED METAL - 0.3%
  Parker-Hannifin Corp.                                       35         1,341
                                                                      --------

  FOOD & KINDRED PRODUCTS - 4.0%
  Coca Cola Co.                                              143         7,541
  Conagra, Inc.                                               40         1,965
  Hershey Foods Corp.                                        119         5,206
  Interstate Bakeries Corp.                                   72         3,557
  Philip Morris Co., Inc.                                    (b)            34
  Sara Lee Corp.                                              67         2,511
                                                                      --------
                                                                        20,814
                                                                      --------

  FURNITURE & FIXTURES - 1.1%
  Herman Miller, Inc.                                         57         3,222
  Hillenbrand Industries, Inc.                                65         2,360
                                                                      --------
                                                                         5,582
                                                                      --------

  LUMBER & WOOD PRODUCTS - 0.3%
  Georgia Pacific Corp.                                       23         1,656
                                                                      --------
  MACHINERY & COMPUTER EQUIPMENT - 8.1%
  Case Corp.                                                  52         2,807
  Caterpillar, Inc.                                           59         4,425
  Compaq Computer Corp.  (a)                                  99         7,366
  Cooper Cameron Corp.  (a)                                   40         3,037
  Dell Computer Corp.  (a)                                   159         8,468
  Gateway 2000, Inc.  (a)                                    111         5,956
  Storage Technology Corp.  (a)                               24         1,143
  Sun Microsystems, Inc.  (a)                                108         2,784
  Western Digital Corp.  (a)                                 105         5,983
                                                                      --------
                                                                        41,969
                                                                      --------

  MEASURING & ANALYZING INSTRUMENTS - 3.1%
  Beckman Instruments, Inc.                                   63         2,433
  Honeywell, Inc.                                             95         6,253
  Tektronix, Inc.                                            146         7,462
                                                                      --------
                                                                        16,148
                                                                      --------

  MISCELLANEOUS MANUFACTURING - 0.6%
  Callaway Golf Co.                                          112         3,231
                                                                      --------

  PAPER PRODUCTS - 0.9%
  Fort Howard Corp.  (a)                                      74         2,052
  Mead Corp.                                                  49         2,836
                                                                      --------
                                                                         4,888
                                                                      --------

  PETROLEUM REFINING - 6.5%
  Amerada Hess Corp.                                          32         1,864
  Exxon Corp.                                                175        17,179
  Mobil Corp.                                                 64         7,836
  Texaco, Inc.                                                24         2,345
  USX-Marathon Group                                         199         4,756
                                                                      --------
                                                                        33,980
                                                                      --------

  PRIMARY METAL - 0.3%
  USX-US Steel Group                                          41         1,296
                                                                      --------

  PRINTING & PUBLISHING - 0.8%
  American Greetings Corp., Class A                           47         1,336
  Tribune Co.                                                 37         2,918
                                                                      --------
                                                                         4,254
                                                                      --------

  STONE, CLAY, GLASS & CONCRETE - 0.3%
  USG Corp.  (a)                                              44         1,504
                                                                      --------

  TRANSPORTATION EQUIPMENT - 2.2%
  Chrysler Corp.                                             160         5,293
  McDonnell Douglas Corp.                                     75         4,787
  Northrop Grumman Corp.                                     (b)            25
  Trinity Industries, Inc.                                    31         1,151
                                                                      --------
                                                                        11,256
                                                                      --------

 ..............................................................................
MINING & ENERGY - 1.4%
  CRUDE PETROLEUM & NATURAL GAS - 1.0%
  Apache Corp.                                               150         5,310
                                                                      --------

  NONMETALLIC, EXCEPT FUELS - 0.4%
  Vulcan Materials Co.                                        32         1,936
                                                                      --------

 ..............................................................................
RETAIL TRADE - 7.5%
  APPAREL & ACCESSORY STORES - 2.5%
  GAP, Inc.                                                   44         1,326
  TJX Companies, Inc.                                        150         7,116
  Woolworth Corp.                                            198         4,320
                                                                      --------
                                                                        12,762
                                                                      --------

  BUILDING, HARDWARE & GARDEN SUPPLIES  - 0.9%
  Lowes Companies, Inc.                                      135         4,796
                                                                      --------

  FOOD STORES - 0.1%
  Vons Companies, Inc.  (a)                                    8           503
                                                                      --------

  GENERAL MERCHANDISE STORES - 2.7%
  Dayton Hudson Corp.                                        159         6,237
  Federated Department Stores, Inc.  (a)                     163         5,569
  Sears, Roebuck & Co.                                        49         2,279
                                                                      --------
                                                                        14,085
                                                                      --------

  HOME FURNISHINGS & EQUIPMENT - 0.2%
  CompUSA, Inc.  (a)                                          59         1,221
                                                                      --------

  MISCELLANEOUS RETAIL - 1.1%
  Borders Group, Inc.  (a)                                   123         4,398
  Eckerd Corp.  (a)                                          (b)             5
  Tiffany & Co.                                               37         1,348
                                                                      --------
                                                                         5,751
                                                                      --------

 ..............................................................................
SERVICES - 5.8%
  BUSINESS SERVICES - 4.0%
  BMC Software, Inc.  (a)                                     59         2,458
  Cadence Design Systems, Inc.  (a)                           68         2,703
  Computer Associates International, Inc.                     91         4,535
  Interpublic Group of Cos., Inc.                              4           190
  Microsoft Corp.  (a)                                        70         5,784
  Novell, Inc.  (a)                                          166         1,569
  The Learning Company, Inc.  (a)                            260         3,743
                                                                      --------
                                                                        20,982
                                                                      --------

  HEALTH SERVICES - 0.7%
  Tenet Healthcare Corp.  (a)                                167         3,655
                                                                      --------

  HOTELS, CAMPS & LODGING - 0.6%
  MGM Grand, Inc. (a)                                         89         3,107
                                                                      --------

  PERSONAL SERVICES - 0.5%
  Service Corporation International                           89         2,486
                                                                      --------

 ..............................................................................
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 13.5%
  AIR TRANSPORTATION - 0.5%
  AMR Corp.  (a)                                              30         2,644
                                                                      --------

  COMMUNICATIONS - 8.5%
  Ameritech Corp.                                            170        10,288
  AT&T Corp.                                                  32         1,375
  BellSouth Corp.                                             55         2,209
  Century Telephone Enterprises, Inc.                        102         3,143
  Compuware Corp.  (a)                                       111         5,549
  GTE Corp.                                                   97         4,391
  Lucent Technologies, Inc.                                   35         1,621
  NYNEX Corp.                                                 40         1,910
  Pacific Telesis Group, Inc.                                 60         2,201
  Southern New England
   Telecommunications Corp.                                   16           622
  Southwestern Bell Corp.                                     85         4,383
  Sprint Corp.                                               169         6,731
                                                                      --------
                                                                        44,423
                                                                      --------

  ELECTRIC, GAS & SANITARY SERVICES - 0.4%
  Enova Corp.                                                 86         1,959
                                                                      --------

  ELECTRIC SERVICES - 2.7%
  Central & South West Corp.                                 165         4,231
  Consolidated Edison Co. of New York                         22           643
  Entergy Corp.                                               76         2,101
  GPU, Inc.                                                   55         1,846
  Long Island Lighting Co.                                    29           642
  MidAmerican Energy Co.                                      88         1,394
  Ohio Edison Co.                                             81         1,847
  Public Service Enterprise Group, Inc.                       55         1,485
  Texas Utilities Co.                                          3           114
                                                                      --------
                                                                        14,303
                                                                      --------

  GAS SERVICES - 0.6%
  Williams Companies, Inc.                                    78         2,931
                                                                      --------

  RAILROAD - 0.8%
  CSX Corp.                                                   48         2,032
  Kansas City Southern Industries, Inc.                       43         1,940
                                                                      --------
                                                                         3,972
                                                                      --------

 ..............................................................................
WHOLESALE TRADE - 0.6%
  NONDURABLE GOODS
  Richfood Holdings, Inc                                     123         2,994
                                                                      --------

TOTAL COMMON STOCKS (cost of $403,028) (c)                             490,478
                                                                      --------

SHORT-TERM OBLIGATIONS - 5.6%                                PAR
------------------------------------------------------------------------------
  Repurchase agreement with Lehman Brothers Inc.,
  dated 12/31/96, due 1/02/97 at 6.90% collateralized
  by U.S. Treasury notes with various maturities
  to 2022, market value $29,748
  (repurchase proceeds $29,356)                        $   29,345       29,345
                                                                      --------

OTHER ASSETS & LIABILITIES, NET - 0.2%                                   1,188
------------------------------------------------------------------------------

NET ASSETS - 100.0%                                                   $521,011
                                                                      ========

NOTES TO INVESTMENT PORTFOLIO:
------------------------------------------------------------------------------

(a) Non-incoming producing.
(b) Rounds to less than one.
(c) Cost for federal income tax purposes is approximately the same.


See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

                         DECEMBER 31, 1996 (UNAUDITED)

(in thousands except for per share amounts and footnotes)
ASSETS
Investments at value (cost $403,028)                                $490,478
Short-term obligations                                                29,345
                                                                    --------
                                                                     519,823
Receivable for:
  Dividends                                            $   764
  Fund shares sold                                         628
  Investments sold                                         412
  Interest                                                   6
  Deferred organization expense                              9
Other                                                        6         1,825
                                                       -------      --------
    Total Assets                                                     521,648

LIABILITIES
Payable for:
  Fund shares repurchased                                  579
Accrued:
  Deferred Trustees fees                                     3
Other                                                       55
                                                       -------
    Total Liabilities                                                    637
                                                                    --------

NET ASSETS                                                          $521,011
                                                                    ========
Net asset value & redemption price per share - Class A
($180,620/12,398)                                                   $  14.57
                                                                    ========
Maximum offering price per share - Class A
($14.57/0.9425)                                                     $  15.46(a)
                                                                    ========
Net asset value & offering price per share - Class B
($331,057/22,921)                                                   $  14.44(b)
                                                                    ========
Net asset value & redemption price per share - Class D
($9,334/644)                                                        $  14.50(b)
                                                                    ========
Maximum offering price per share - Class D
($14.50/0.9900)                                                     $  14.65
                                                                    ========

COMPOSITION OF NET ASSETS
Capital paid in                                                     $421,651
Undistributed net investment income                                      105
Accumulated net realized gains                                        11,805
Net unrealized appreciation                                           87,450
                                                                    --------
                                                                    $521,011
                                                                    ========

(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.

                            STATEMENT OF OPERATIONS

                   FOR THE SIX MONTHS ENDED DECEMBER 31, 1996
                                  (UNAUDITED)

(in thousands)
INVESTMENT INCOME
Dividends                                                          $ 5,178
Interest                                                               219
                                                                   -------
                                                                     5,397

EXPENSES
Management fee                                      $ 1,974
Service fee                                             621
Distribution fee - Class B                            1,179
Distribution fee - Class D                               34
Transfer agent                                          721
Bookkeeping fee                                          91
Trustees fee                                             16
Custodian fee                                            12
Audit fee                                                17
Legal fee                                                 6
Registration fee                                         34
Reports to shareholders                                   8
Amortization of deferred
    organization expense                                  9
Other                                                    12          4,734
                                                    -------        -------
       Net Investment Income                                           663
                                                                   -------

NET REALIZED & UNREALIZED GAIN ON PORTFOLIO
POSITIONS
Net realized gain                                                   32,230
Net unrealized appreciation                                         12,126
                                                                   -------
       Net Gain                                                     44,356
                                                                   -------

Net Increase in Net Assets from Operations                         $45,019
                                                                   =======


See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                  (Unaudited)
                                               Six months ended    Year ended
(in thousands)                                   December 31        June 30
                                                 -----------       ---------
INCREASE (DECREASE) IN NET ASSETS                    1996            1996
Operations:
Net investment income                              $    663       $  1,615
Net realized gain                                    32,230         40,109
Net unrealized appreciation                          12,126         27,088
                                                   --------       --------
    Net Increase from Operations                     45,019         68,812
Distributions:
From net investment income - Class A                   (564)        (1,271)
From net realized gains - Class A                   (14,099)       (10,933)
From net investment income - Class B                      -           (325)
From net realized gains - Class B                   (26,520)       (19,657)
From net investment income - Class D                      -            (13)
From net realized gains - Class D                      (730)          (409)
                                                   --------       --------
                                                      3,106         36,204
                                                   --------       --------
Fund Share Transactions:
Receipts for shares sold - Class A                   21,812         44,237
Value of distributions reinvested - Class A          13,756         11,527
Cost of shares repurchased - Class A                (24,812)       (24,333)
                                                   --------       --------
                                                     10,756         31,431
                                                   --------       --------

Receipts for shares sold - Class B                   28,443         81,529
Value of distributions reinvested - Class B          25,069         18,826
Cost of shares repurchased - Class B                (30,894)       (34,620)
                                                   --------       --------
                                                     22,618         65,735
                                                   --------       --------

Receipts for shares sold - Class D                    3,053          5,591
Value of distributions reinvested - Class D             689            409
Cost of shares repurchased - Class D                 (2,941)        (1,040)
                                                   --------       --------
                                                        801          4,960
                                                   --------       --------
    Net Increase from Fund Share
      Transactions                                   34,175        102,126
                                                   --------       --------
        Total Increase                               37,281        138,330
NET ASSETS
Beginning of period                                 483,730        345,400
                                                   --------       --------
End of period (including undistributed and
  net of overdistributed net investment
  income of $105 and $3, respectively)             $521,011       $483,730
                                                   ========       ========

Continued on next page.

See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS
                                  (continued)

                                                 (Unaudited)
                                               Six months ended    Year ended
                                                  December 31       June 30
                                                  -----------      ----------
NUMBER OF FUND SHARES                                 1996           1996

Sold - Class A                                         1,488          3,189
Issued for distributions reinvested - Class A            925            851
Repurchased - Class A                                 (1,668)        (1,750)
                                                    --------       --------
                                                         745          2,290
                                                    --------       --------

Sold - Class B                                         1,957          5,910
Issued for distributions reinvested - Class B          1,699          1,403
Repurchased - Class B                                 (2,098)        (2,509)
                                                    --------       --------
                                                       1,558          4,804
                                                    --------       --------

Sold - Class D                                           210            403
Issued for distributions reinvested - Class D             46             30
Repurchased - Class D                                   (199)           (75)
                                                    --------       --------
                                                          57            358
                                                    --------       --------

See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 1996 (UNAUDITED)

NOTE 1.  INTERIM FINANCIAL STATEMENTS
 ................................................................................
In the opinion of management of Colonial U.S. Fund for Growth (the Fund), a series of Colonial Trust VI, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at December 31, 1996, and the results of its operations, the changes in net assets and the financial highlights for the six months then ended.

NOTE 2.  ACCOUNTING POLICIES
 ................................................................................
ORGANIZATION: The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's objective is to seek growth exceeding the performance of the Standard & Poor's 500 index of 500 common stocks. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front-end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase, and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees), realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the distribution fee per share applicable to Class B and Class D shares only.

Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $90,095 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

OTHER: Corporate actions are recorded on the ex-date. Interest income is recorded on the accrual basis.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES
 ................................................................................
MANAGEMENT FEE: On October 18, 1996, the Trustees voted to terminate the sub-advisory agreement with State Street Bank and Trust Company effective no later than December 31, 1996. Following termination, Colonial Managment Associates, Inc. (Colonial) has provided the Fund with investment management services under it's current management agreement, without involvement by any sub-adviser. Colonial (the Adviser) furnishes the Fund with investment management, accounting and other services and office facilities for a monthly fee equal to 0.80% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT: Colonial Investors Service Center, Inc., (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the six months ended December 31, 1996, the Fund has been advised that the Distributor retained net underwriting discounts of $38,007 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $360,909 and $2,519 on Class B and Class D share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares, only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of the service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.25% annually of the Fund's average net assets.

For the six months ended December 31, 1996, the Fund's operating expenses did not exceed the 1.25% expense limit.

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 4.  PORTFOLIO INFORMATION
 ................................................................................
INVESTMENT ACTIVITY: During the six months ended December 31, 1996, purchases and sales of investments, other than short-term obligations, were $310,621,314 and $338,731,345, respectively.

Unrealized appreciation (depreciation) at December 31, 1996 based on cost of investments for federal income tax purposes was approximately:

           Gross unrealized appreciation     $ 94,636,000
           Gross unrealized depreciation       (7,186,000)
                                             ------------
             Net unrealized appreciation     $ 87,450,000
                                             ============

OTHER: The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 5.  LINE OF CREDIT
 ................................................................................
The Fund may borrow up to 10% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six months ended December 31, 1996.

                            FINANCIAL HIGHLIGHTS (a)

Selected data for a share of each class outstanding throughout each period are as follows:
                                                   (Unaudited)
                                         Six months ended December 31
                                   ----------------------------------------
                                                    1996
                                   Class A        Class B       Class D
                                   -------        -------       -------
Net asset value -
  Beginning of period              $14.470        $14.360       $14.410
                                   -------        -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                0.056          0.001         0.001
Net realized and unrealized gain     1.344          1.329         1.339
                                   -------        -------       -------
   Total from Investment
      Operations                     1.400          1.330         1.340
                                   -------        -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income          (0.050)            -             -
From net realized gains             (1.250)        (1.250)       (1.250)
                                   -------        -------       -------
 Total Distributions
  Declared to Shareholders          (1.300)        (1.250)       (1.250)
                                   -------        -------       -------
Net asset value -
   End of period                   $14.570        $14.440       $14.500
                                   =======        =======       =======
Total return (c)                     9.49%(d)       9.08%(d)      9.12%(d)
                                   =======        =======       =======

RATIOS TO AVERAGE NET ASSETS
Expenses                             1.43%(e)(f)    2.18%(e)(f)   2.18%(e)(f)
Net investment income                0.76%(e)(f)    0.01%(e)(f)   0.01%(e)(f)
Portfolio turnover                     64%(d)         64%(d)        64%(d)
Average commission rate (g)        $0.0345        $0.0345       $0.0345
Net assets at end
  of period (000)                 $180,620       $331,057       $ 9,334

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class D shares were initially offered on July 1, 1994. Per share amounts reflect activity from that date.
(c) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d) Not annualized.
(e) Annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior years' ratios are net of benefits received, if any.
(g) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

                        FINANCIAL HIGHLIGHTS (a) - CONT.

                               Year ended June 30
--------------------------------------------------------------------------------
               1996                                     1995
Class A      Class B      Class D       Class A       Class B       Class D (b)
-------      -------      -------       -------       -------       -------

$13.260      $13.180      $13.240       $11.460       $11.400       $11.460
-------      -------      -------       -------       -------       -------


  0.121        0.017        0.016         0.165         0.075         0.074

  2.292        2.265        2.268         2.530         2.513         2.534
-------      -------      -------       -------       -------       -------

  2.413        2.282        2.284         2.695         2.588         2.608
-------      -------      -------       -------       -------       -------

 (0.118)      (0.017)      (0.029)       (0.160)       (0.073)       (0.093)

 (1.085)      (1.085)      (1.085)       (0.735)       (0.735)       (0.735)
-------      -------      -------       -------       -------       -------


 (1.203)      (1.102)      (1.114)       (0.895)       (0.808)       (0.828)
-------      -------      -------       -------       -------       -------

$14.470      $14.360      $14.410       $13.260       $13.180       $13.240
=======      =======      =======       =======       =======       =======
 18.85%       17.91%       17.84%        24.84%        23.94%         24.01%
=======      =======      =======       =======       =======       =======


   1.45%(f)    2.20%(f)     2.20%(f)      1.46%         2.21%         2.21%
   0.87%(f)    0.12%(f)     0.12%(f)      1.37%         0.62%         0.62%
     89%         89%          89%           84%           84%           84%
 $0.0461     $0.0461       $0.0461
                                          -             -             -
$168,554    $306,718       $ 8,458     $124,171      $218,201       $ 3,028

                        FINANCIAL HIGHLIGHTS (a) - CONT.

                                            Year ended June 30
                            ---------------------------------------------------
                                     1994                       1993 (b)
                             Class A      Class B       Class A        Class B
                             -------      -------       -------        -------
Net asset value -
  Beginning of period       $ 11.820      $11.770       $10.000       $10.000
                            --------      -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income          0.142        0.053         0.103(c)      0.020(c)
Net realized and
  unrealized gain             (0.119)      (0.122)        1.784         1.763
                            --------      -------       -------       -------
   Total from Investment
      Operations               0.023       (0.069)        1.887         1.783
                            --------      -------       -------       -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment
  income                      (0.138)      (0.056)       (0.067)       (0.013)
From net realized gains       (0.245)      (0.245)           -             -
                            --------      -------       -------       -------
 Total Distributions
  Declared to Shareholders    (0.383)      (0.301)       (0.067)       (0.013)
                            --------      -------       -------       -------
Net asset value -
   End of period            $ 11.460      $11.400       $11.820       $11.770
                            ========      =======       =======       =======
Total return (d)               0.05%      (0.71)%        18.90%(e)     17.84%(e)
                            ========      =======       =======       =======

RATIOS TO AVERAGE NET ASSETS
Expenses                       1.49%       2.24%         1.50%          2.25%
Fees waived by the adviser                               0.01%          0.01%
Net investment income          1.19%       0.44%         0.93%          0.18%
Portfolio turnover              117%        117%           98%            98%
Net assets at end
  of period (000)           $ 97,180    $150,121      $ 44,009       $ 89,737

(a) Per share data was calculated using average shares outstanding during the period.
(b) The Fund commenced investment operations on July 1, 1992.
(c) Net of fees and expenses waived or borne by the Adviser which amounted to $0.001 and $0.001, respectively.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e) Had the Adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

                     IMPORTANT INFORMATION ABOUT THIS REPORT



The Transfer Agent for Colonial U.S. Fund for Growth is:
Colonial Investors Service Center, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611


Colonial U.S. Fund for Growth mails one shareholder report to each shareholder address. If you would like more than one report, please call Colonial at 1-800-426-3750 and additional reports will be sent to you.


This report has been prepared for shareholders of Colonial U.S. Fund for Growth. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund.

[logo] COLONIAL
       MUTUAL FUNDS

       Mutual Funds for
       Planned Portfolios


                                    TRUSTEES

ROBERT J. BIRNBAUM
Retired (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.)

TOM BLEASDALE
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

LORA S. COLLINS
Attorney (formerly Attorney, Kramer, Levin, Naftalis, Nessen, Kamin & Frankel)

JAMES E. GRINNELL
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

WILLIAM D. IRELAND, JR.
Retired (formerly Chairman of the Board, Bank of New England-Worcester)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

WILLIAM E. MAYER
Partner, Development Capital, L.L.C. (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, C.S. First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

JAMES L. MOODY, JR.
Chairman of the Board, Hannaford Bros. Co. (formerly Chief Executive Officer, Hannaford Bros. Co.)

JOHN J. NEUHAUSER
Dean, Boston College School of Management

GEORGE L. SHINN
Financial Consultant (formerly Chairman, Chief Executive Officer and Consultant, The First Boston Corporation)

ROBERT L. SULLIVAN
Management Consultant (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)

SINCLAIR WEEKS, JR.
Chairman of the Board, Reed & Barton Corporation


            COLONIAL INVESTMENT SERVICES, INC., Distributor (C) 1997
                      A Liberty Financial Company (NYSE: L)
      One Financial Center, Boston, Massachusetts 02111-2621, 617-426-3750

                            US-03/191D-1296 M (2/97)